Land use rights, net	12 Months Ended
Dec. 31, 2018
Land use rights, net
Land use rights, net

12.Land use rights, net

Land use rights, net consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Land use rights	7,254,974	10,860,924
Less: Accumulated amortization	(204,165)	(385,266)
Net book value	7,050,809	10,475,658

Amortization expenses for land use rights were RMB48,528,  RMB84,405 and RMB181,101 for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ending December 31,
						2024 and
	2019	2020	2021	2022	2023	thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	218,729	218,729	218,729	218,729	218,729	9,382,013